STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					12 Months Ended
		Sep. 11, 2024	Sep. 09, 2024	Nov. 21, 2023	Aug. 31, 2024	Aug. 31, 2023	Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					250,000,000	250,000,000			75,000,000
Common stock, par value					$ 0.001	$ 0.001	$ 0.001		$ 0.001
Number of shares, issued				373,822
Shares issued price per share				$ 2.50
Gross proceeds from common stock						$ 1,143,728
Cash proceeds						$ 934,534
Number of shares issued, service						500
Shares to be issued						$ 1,066,052
Reverse stock split description		1-for-4 reverse stock split
Common stock shares issued					25,685,591	25,577,734		101,779,323
Common stock shares outstanding					25,685,591	25,577,734		101,779,323
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split description			1:4 Reverse Stock Split
Common stock shares issued			25,685,591
15 Referral Agents [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued					52,107
Two Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, service					5,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					1,000,000,000
Number of shares, issued	[1]				93,455	114,385
Number of shares issued, service	[1]				14,402
Common stock shares issued					102,742,362
Common Stock [Member] | Series of Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued					373,822	427,536
Shares issued price per share					$ 2.50	$ 2.50
Gross proceeds from common stock					$ 934,555	$ 1,068,728

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.